CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2024
Classification of financial assets and financial liabilities [abstract]
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

NOTE 6 – CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

See definitions in accounting policies in Notes 2 (2.5).

The following table provides a reconciliation of gross amounts between line items in the consolidated statement of financial position and categories of financial instruments as of December 31, 2024, and 2023:

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2024		at		debt		equity		Amortized		gross carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	16,998,859	Ps.	16,998,859
Trading assets	8		20,163,214		—		—		—		20,163,214
Debt securities			11,937,414		—		—		—		11,937,414
Equity securities			7,256,506		—		—		—		7,256,506
Derivative assets			969,294		—		—		—		969,294
Investment securities	9		1,425		27,050,198		1,421,303		10,708,367		39,181,293
Measured at fair value			1,425		27,050,198		1,421,303		—		28,472,926
Measured at amortized cost			—		—		—		10,708,367		10,708,367
Loans	11		—		—		—		200,136,125		200,136,125
Other accounts receivable	12		4,181,835		—		—		24,138,538		28,320,373
Measured at fair value			4,181,835		—		—		—		4,181,835
Measured at amortized cost			—		—		—		24,138,538		24,138,538
Hedging derivative assets	10		54,019		—		—		—		54,019
Total financial assets		Ps.	24,400,493	Ps.	27,050,198	Ps.	1,421,303	Ps.	251,981,889	Ps.	304,853,883

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		gross carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	1,011,934	Ps.	—	Ps.	—	Ps.	—	Ps.	1,011,934
Hedging derivative liabilities	10		21,658		—		—		—		21,658
Customer deposits	20		—		—		—		200,872,177		200,872,177
Financial obligations	21		—		—		—		72,823,775		72,823,775
Total financial liabilities		Ps.	1,033,592	Ps.	—	Ps.	—	Ps.	273,695,952	Ps.	274,729,544

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2023		at		debt		equity		Amortized		gross carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	18,597,861	Ps.	18,597,861
Trading assets	8		15,451,121		—		—		—		15,451,121
Debt securities			7,113,380		—		—		—		7,113,380
Equity securities			6,260,174		—		—		—		6,260,174
Derivative assets			2,077,567		—		—		—		2,077,567
Investment securities	9		1,889		23,326,776		1,117,349		9,996,561		34,442,575
Measured at fair value			1,889		23,326,776		1,117,349		—		24,446,014
Measured at amortized cost			—		—		—		9,996,561		9,996,561
Loans	11		—		—		—		186,203,770		186,203,770
Other accounts receivable	12		3,830,916		—		—		22,171,973		26,002,889
Measured at fair value			3,830,916		—		—		—		3,830,916
Measured at amortized cost			—		—		—		22,171,973		22,171,973
Hedging derivative assets	10		48,662		—		—		—		48,662
Total financial assets		Ps.	19,332,588	Ps.	23,326,776	Ps.	1,117,349	Ps.	236,970,165	Ps.	280,746,878

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		gross carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	2,154,361	Ps.	—	Ps.	—	Ps.	—	Ps.	2,154,361
Hedging derivative liabilities	10		217,566		—		—		—		217,566
Customer deposits	20		—		—		—		181,987,396		181,987,396
Financial obligations	21		—		—		—		65,541,339		65,541,339
Total financial liabilities		Ps.	2,371,927	Ps.	—	Ps.	—	Ps.	247,528,735	Ps.	249,900,662

As of December 31, 2024, and 2023 there are not any reclassifications of financial assets and liabilities.